Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Supplementary Cash Flow Information
27.	SUPPLEMENTARY CASH FLOW INFORMATION
Changes in
non-cash
working capital:

Changes in operating assets and liabilities	2019	2018
Accounts receivable	$1,192	$12
Other receivables	3,079	(3,851)
Deposits	—	(298)
Inventory and biological assets	(5,781)	(1,465)
Change in fair value of biological assets	(271)	(345)
Prepaid expenses	(1,574)	(73)
Accounts payable	2,942	940
Accrued expenses and other liabilities	—	320
Taxes payable	961	105
Unearned revenue	—	(428)

	$548	$(5,083)

Non-cash
activities during the years ended December 31, 2019 and 2018 were as follows:

	2019	2018
Recognition of Right of Use asset and Lease Liability	$6,516	$—
Equity portion of convertible debenture	4,874	—
Acquisition of previously leased PP&E	968	—
Biological assets transferred to Inventory	6,596	2,074
Equity issued to purchase NCI	1,766	205
Deferred rent recorded to Lease Liability	230	—
Conversion of debt into Class D Units	—	13,422
Conversion of debt into Class F Units	—	299

Class E Units for purchase of Healthy Pharms	$—	$3,500

•	Cash paid for interest in 2019 and 2018 was $1,023 and $230 respectively.

•	Cash paid for income taxes in 2019 and 2018 was $648 and $Nil respectively.